Long Term Debt - Schedule Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 616,224	$ 605,819
Current portion of long-term debt	77,284	65,473
Liability directly associated with assets held for sale	4,000	0
Long-term debt	534,940	540,346
Current portion of deferred financing costs	1,500	1,419
Deferred financing costs directly associated with assets held for sale	17	0
Deferred financing costs non-current	3,057	3,351
Total deferred financing costs	4,574	4,770
Total debt, net of deferred financing costs	611,650	601,049
Current portion of long-term debt, net	75,784	64,054
Liability directly associated with assets held for sale	3,983	0
Long-term debt, net	531,883	536,995
Revolving Credit Facility
Debt Instrument [Line Items]
Total	29,000
April 2019
Debt Instrument [Line Items]
Total	8,000	10,000
November 2018
Debt Instrument [Line Items]
Total	22,250	27,500
November 2014
Debt Instrument [Line Items]
Total	79,758	86,504
December 2019
Debt Instrument [Line Items]
Total	29,000	0
Maxdekatria | July 2018
Debt Instrument [Line Items]
Total	0	10,250
Maxdekatria | January 2020
Debt Instrument [Line Items]
Total	14,500	0
Pentakomo | July 2018
Debt Instrument [Line Items]
Total	0	10,250
Pentakomo | January 2020
Debt Instrument [Line Items]
Total	14,500	0
Maxeikosiepta | December 2018
Debt Instrument [Line Items]
Total	4,000	4,500
Maxtessera | November 2018
Debt Instrument [Line Items]
Total	22,000	24,000
Shikokupente - Shikokuennia - Penner - Petra | July 2019
Debt Instrument [Line Items]
Total	8,510	10,000
Shikokupente | August 2018
Debt Instrument [Line Items]
Total	12,927	13,455
Shikokuennia | October 2018
Debt Instrument [Line Items]
Total	14,385	15,267
Shikokuepta | February 2016
Debt Instrument [Line Items]
Total	17,150	18,783
Petra | November 2018
Debt Instrument [Line Items]
Total	6,135	7,343
Pemer | November 2018
Debt Instrument [Line Items]
Total	6,135	7,343
Avstes | June 2019
Debt Instrument [Line Items]
Total	5,985	6,190
Maxeikositria | September 2017
Debt Instrument [Line Items]
Total	10,893	11,239
Maxeikosi | September 2017
Debt Instrument [Line Items]
Total	10,893	11,239
Maxpente | September 2017
Debt Instrument [Line Items]
Total	16,100	16,750
Maxeikositessera | September 2017
Debt Instrument [Line Items]
Total	11,310	11,700
Maxenteka | September 2017
Debt Instrument [Line Items]
Total	13,536	13,934
Maxeikosiexi | September 2015
Debt Instrument [Line Items]
Total	4,432	5,186
Marathassa | September 2015
Debt Instrument [Line Items]
Total	4,820	5,622
Marinouki | September 2015
Debt Instrument [Line Items]
Total	7,263	8,487
Kerasies | September 2015
Debt Instrument [Line Items]
Total	5,097	5,942
Soffive | September 2015
Debt Instrument [Line Items]
Total	7,853	9,193
Eptaprohi | September 2015
Debt Instrument [Line Items]
Total	37,053	43,294
Pelea - Vasstwo - Eniaprohi - Vassone | December 2018
Debt Instrument [Line Items]
Total	43,250	44,750
Maxdeka | November 2019
Debt Instrument [Line Items]
Total	19,076	21,020
Shikoku Friendship | November 2019
Debt Instrument [Line Items]
Total	20,066	22,111
Shikokutessera | November 2019
Debt Instrument [Line Items]
Total	19,502	21,459
Glovertwo | November 2019
Debt Instrument [Line Items]
Total	18,344	20,209
Maxeikosiena | September 2015
Debt Instrument [Line Items]
Total	18,058	19,292
Youngtwo | January 2017
Debt Instrument [Line Items]
Total	21,203	22,207
Monagrouli | April 2020
Debt Instrument [Line Items]
Total	25,520	0
Shikokuokto | December 2019
Debt Instrument [Line Items]
Total	18,000	20,000
Gloversix | December 2019
Debt Instrument [Line Items]
Total	$ 18,720	$ 20,800